Trade receivables (Details 2) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total trade receivables	$ 496,262	$ 506,774
Past Due [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables	294,170	215,182
Up To 3 Months [Member]
IfrsStatementLineItems [Line Items]
Total trade receivables	$ 202,092	$ 291,592